Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company rents space from one of its related parties. For the six months ended June 30, 2018 and 2017, the total rent expense was $28,956 and $26,811, respectively.